                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: ___________________

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo               New York, NY            February 6, 2009
-----------------------------   --------------------   -------------------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
Form 13F Information Table Entry Total:       76
Form 13F Information Table Value Total: $628,072
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 2                           RSUI Indemnity Company
 3                           Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/08

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                 VOTING
                                                                                     DISCRETION                AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
NABORS INDUSTRIES LTD        SHS            G6359F103    5,027    420,000  SH             X            2      X
NABORS INDUSTRIES LTD        SHS            G6359F103      659     55,000  SH             X            3      X
WEATHERFORD INTERNATIONAL LT COM            G95089101    1,643    151,840  SH             X            2      X
WEATHERFORD INTERNATIONAL LT COM            G95089101    1,947    180,000  SH             X            3      X
AT&T INC                     COM            00206R102    1,140     40,000  SH                  X       3      X
AGILENT TECHNOLOGIES INC     COM            00846U101      469     30,000  SH                  X       3      X
ALEXANDER & BALDWIN INC      COM            014482103      501     20,000  SH                  X       3      X
AMERICAN EXPRESS CO          COM            025816109      649     35,000  SH                  X       3      X
ANADARKO PETE CORP           COM            032511107   11,854    307,500  SH             X            2      X
ANADARKO PETE CORP           COM            032511107    3,566     92,500  SH             X            3      X
APACHE CORP                  COM            037411105    8,869    119,000  SH             X            2      X
APACHE CORP                  COM            037411105    3,466     46,500  SH             X            3      X
APPLIED MATLS INC            COM            038222105      507     50,000  SH                  X       3      X
AUTODESK INC                 COM            052769106      590     30,000  SH                  X       3      X
AUTOMATIC DATA PROCESSING IN COM            053015103      787     20,000  SH                  X       3      X
BAKER HUGHES INC             COM            057224107    2,726     85,000  SH                  X       2      X
BAKER HUGHES INC             COM            057224107    1,764     55,000  SH             X            3      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    1,286        400  SH                  X       3      X
BOEING CO                    COM            097023105      640     15,000  SH                  X       3      X
BURLINGTON NORTHN SANTA FE C COM            12189T104  227,130  3,000,000  SH        X                 1      X
CAMECO CORP                  COM            13321L108    1,345     78,000  SH             X            2      X
CAMECO CORP                  COM            13321L108      811     47,000  SH             X            3      X
CATERPILLAR INC DEL          COM            149123101      670     15,000  SH                  X       3      X
CHESAPEAKE ENERGY CORP       COM            165167101      808     50,000  SH             X            2      X
CHESAPEAKE ENERGY CORP       COM            165167101    2,830    175,000  SH             X            3      X
CHEVRON CORP NEW             COM            166764100   14,794    200,000  SH             X            2      X
CHEVRON CORP NEW             COM            166764100    3,699     50,000  SH             X            3      X
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109    4,823    480,000  SH             X            2      X
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109    1,910    190,000  SH             X            3      X
CHUBB CORP                   COM            171232101    1,530     30,000  SH                  X       3      X
COCA COLA CO                 COM            191216100    1,132     25,000  SH                  X       3      X
CONOCOPHILLIPS               COM            20825C104   16,576    320,000  SH             X            2      X
CONOCOPHILLIPS               COM            20825C104   20,979    405,000  SH             X            3      X
COSTCO WHSL CORP NEW         COM            22160K105    1,575     30,000  SH                  X       3      X
DEERE & CO                   COM            244199105    1,150     30,000  SH             X            3      X
DEVON ENERGY CORP NEW        COM            25179M103   26,447    402,500  SH             X            2      X
DEVON ENERGY CORP NEW        COM            25179M103   18,070    275,000  SH             X            3      X
DOW CHEM CO                  COM            260543103    3,169    210,000  SH             X            2      X
DOW CHEM CO                  COM            260543103    1,358     90,000  SH             X            3      X
DISNEY WALT CO               COM DISNEY     254687106    1,021     45,000  SH                  X       3      X
DU PONT EI DE NEMOURS & CO   COM            263534109      886     35,000  SH                  X       3      X
EOG RES INC                  COM            26875P101    4,195     63,000  SH             X            2      X
EOG RES INC                  COM            26875P101    7,124    107,000  SH             X            3      X
EMERSON ELEC CO              COM            291011104      915     25,000  SH                  X       3      X
EXXON MOBIL CORP             COM            30231G102    2,395     30,000  SH                  X       3      X
FPL GROUP INC                COM            302571104    9,512    189,000  SH             X            2      X
FPL GROUP INC                COM            302571104    3,825     76,000  SH             X            3      X
FEDEX CORP                   COM            31428X106      962     15,000  SH                  X       3      X
GENERAL ELECTRIC CO          COM            369604103    1,215     75,000  SH                  X       3      X
GLOBAL INDS LTD              COM            379336100   13,471  3,860,000  SH             X            2      X
GLOBAL INDS LTD              COM            379336100    5,985  1,715,000  SH             X            3      X
HELMERICH & PAYNE INC        COM            423452101    2,184     96,000  SH             X            2      X
HELMERICH & PAYNE INC        COM            423452101      319     14,000  SH             X            3      X
HOME DEPOT INC               COM            437076102      460     20,000  SH                  X       3      X
INTEL CORP                   COM            458140100    1,026     70,000  SH                  X       3      X
INTERNATIONAL BUSINESS MACHS COM            459200101    1,010     12,000  SH                  X       3      X
INTUIT                       COM            461202103      476     20,000  SH                  X       3      X
JOHNSON AND JOHNSON          COM            478160104    1,197     20,000  SH                  X       3      X
KELLOGG CO                   COM            487836108      877     20,000  SH                  X       3      X
KEY ENERGY SVCS INC          COM            492914106    2,183    495,000  SH             X            2      X
KEY ENERGY SVCS INC          COM            492914106      904    205,000  SH             X            3      X
LAUDER ESTEE COS INC         CL A           518439104      774     25,000  SH                  X       3      X
LILLY ELI & CO               COM            532457108    1,812     45,000  SH                  X       3      X
MARRIOTT INTL INC NEW        CL A           571903202      681     35,000  SH                  X       3      X
MCDERMOTT INTL INC           COM            580037109    1,680    170,000  SH             X            2      X


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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/08

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                 VOTING
                                                                                     DISCRETION                AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
MCDERMOTT INTL INC           COM            580037109      938     95,000  SH             X            3      X
MEDTRONIC INC                COM            585055106    1,100     35,000  SH                  X       3      X
MICROSOFT CORP               COM            594918104    1,652     85,000  SH                  X       3      X
NEWS CORP                    CL A           65248E104      636     70,000  SH                  X       3      X
NOBLE ENERGY INC             COM            655044105    1,477     30,000  SH                  X       3      X
NORDSTROM INC                COM            655664100      399     30,000  SH                  X       3      X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,244     25,000  SH                  X       3      X
NUSTAR ENERGY LP             UNIT COM       67058H102    5,523    134,500  SH             X            2      X
NUSTAR ENERGY LP             UNIT COM       67058H102    2,689     65,500  SH             X            3      X
OCCIDENTAL PETE CORP DEL     COM            674599105   59,990  1,000,000  SH             X            3      X
OLD REP INTL CORP            COM            680223104   19,668  1,650,000  SH             X            3      X
PATTERSON-UTI ENERGY INC     COM            703481101    2,451    213,000  SH             X            2      X
PATTERSON-UTI ENERGY INC     COM            703481101      311     27,000  SH             X            2      X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    4,372    178,500  SH             X            2      X
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    1,751     71,500  SH             X            3      X
PLAINS EXPL& PRODTN CO       COM            726505100    7,251    312,000  SH             X            2      X
PLAINS EXPL& PRODTN CO       COM            726505100    2,742    118,000  SH             X            3      X
PROCTER & GAMBLE CO          COM            742718109    1,855     30,000  SH                  X       3      X
SCHLUMBERGER LTD             COM            806857108    1,058     25,000  SH                  X       3      X
SIEMENS A G                  SPONSORED ADR  826197501      947     12,500  SH                  X       3      X
SIGMA ALDRICH CORP           COM            826552101      845     20,000  SH                  X       3      X
SONY CORP                    ADR NEW        835699307      547     25,000  SH                  X       3      X
STATE STR CORP               COM            857477103      590     15,000  SH                  X       3      X
STATOILHYDRO ASA             SPONSORED ADR  85771P102    2,041    122,500  SH             X            2      X
STATOILHYDRO ASA             SPONSORED ADR  85771P102      708     42,500  SH             X            3      X
SYSCO CORP                   COM            871829107      688     30,000  SH                  X       3      X
3M CO                        COM            88579Y101    1,266     22,000  SH                  X       3      X
TRICO MARINE SERVICES INC    COM NEW        896106200    3,867    865,000  SH             X            2      X
TRICO MARINE SERVICES INC    COM NEW        896106200    1,609    360,000  SH             X            3      X
VALERO ENERGY CORP NEW       COM            91913Y100    3,679    170,000  SH             X            2      X
WAL MART STORES INC          COM            931142103    2,242     40,000  SH                  X       3      X
WASHINGTON POST CO           CL B           939640108      585      1,500  SH                  X       3      X
WELLS FARGO & CO NEW         COM            949746101      590     20,000  SH                  X       3      X
WYETH                        COM            983024100    7,127    190,000  SH             X            2      X
WYETH                        COM            983024100    3,188     85,000  SH             X            3      X
XTO ENERGY INC               COM            98385X106    6,984    198,000  SH             X            2      X
XTO ENERGY INC               COM            98385X106    7,477    212,000  SH             X            3      X
                                                      -------- ----------
GRAND TOTAL                                            628,072 21,963,240
                                                      ======== ==========


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